Accrued Loss Reserves (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	$ 22,016	$ 27,487
Accrued loss reserves - Noncurrent	36,213	32,232
Accrued product liability reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	11,916	10,589
Accrued loss reserves - Noncurrent	29,769	29,653
Accrued warranty reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	8,718	14,167
Accrued loss reserves - Noncurrent	2,945	574
Accrued environmental reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	1,382	2,731
Accrued loss reserves - Noncurrent	$ 3,499	$ 2,005